UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2014

Date of reporting period:	5/31/2013

Item 1. Schedule of Investments

Prudential Jennison Market Neutral Fund

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.9%
COMMON STOCKS
Aerospace & Defense — 4.9%
Boeing Co. (The)(a)	10,537	$ 1,043,374
Rolls-Royce Holdings PLC (United Kingdom)	35,746	648,407
Teledyne Technologies, Inc.*	721	55,675
TransDigm Group, Inc.(a)	6,037	882,006

		2,629,462

Airlines — 0.1%
Spirit Airlines, Inc.*	1,822	55,443

Biotechnology — 5.3%
Alexion Pharmaceuticals, Inc.(a)*	7,077	690,291
Biogen Idec, Inc.(a)*	4,606	1,093,879
Cepheid, Inc.*	1,083	37,645
Gilead Sciences, Inc.(a)*	18,385	1,001,615
KYTHERA Biopharmaceuticals, Inc.*	1,686	36,063

		2,859,493

Capital Markets — 1.3%
Artisan Partners Asset Management, Inc.*	378	17,664
Eaton Vance Corp.	2,860	118,719
Evercore Partners, Inc. (Class A Stock)	1,570	62,360
Morgan Stanley(a)	15,340	397,306
Waddell & Reed Financial, Inc. (Class A Stock)	2,566	118,139

		714,188

Chemicals — 2.8%
Albemarle Corp.	872	58,354
Intrepid Potash, Inc.	3,089	58,012
Monsanto Co.(a)	8,416	846,986
Mosaic Co. (The)(a)	8,999	547,319

		1,510,671

Commercial Banks — 1.6%
Bank of the Ozarks, Inc.	1,752	76,475
BOK Financial Corp.	1,816	118,222
East West Bancorp, Inc.	4,109	108,231
First Republic Bank	3,591	133,441
Pinnacle Financial Partners, Inc.*	1,686	42,319
Prosperity Bancshares, Inc.	3,158	158,184
Signature Bank*	1,213	93,619
Wintrust Financial Corp.	3,074	116,013

		846,504

Commercial Services & Supplies — 0.5%
Mobile Mini, Inc.*	2,178	73,290
Waste Connections, Inc.	2,208	88,850
West Corp.	3,735	85,531

		247,671

Communications Equipment — 0.2%
Finisar Corp.*	766	10,035
NETGEAR, Inc.*	2,234	74,347

		84,382

	Shares	Value
Construction & Engineering — 0.2%
Great Lakes Dredge & Dock Corp.	11,535	95,741

Diversified Telecommunication Services — 0.6%
Cogent Communications Group, Inc.	3,637	99,981
Frontier Communications Corp.	17,288	71,572
Lumos Networks Corp.	2,258	31,025
tw telecom, inc.*	3,796	108,300

		310,878

Electric Utilities — 0.2%
ITC Holdings Corp.	1,241	107,433

Electrical Equipment — 0.1%
Polypore International, Inc.*	1,955	73,547

Electronic Equipment & Instruments — 1.9%
Flextronics International Ltd. (Singapore)*(a)	134,053	1,000,035
FLIR Systems, Inc.	1,413	34,421

		1,034,456

Energy Equipment & Services — 2.3%
Dresser-Rand Group, Inc.*	1,700	103,020
Dril-Quip, Inc.*	1,173	106,098
Halliburton Co.(a)	22,745	951,878
Superior Energy Services, Inc.*	3,128	83,455

		1,244,451

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	7,739	848,736
Harris Teeter Supermarkets, Inc.	2,107	99,029
Susser Holdings Corp.*	975	46,157
United Natural Foods, Inc.*	1,971	104,305

		1,098,227

Food Products — 6.1%
Adecoagro SA (Luxembourg)*	6,982	51,597
Bunge Ltd. (Bermuda)(a)	13,606	946,978
Hain Celestial Group, Inc. (The)*	2,191	145,964
Mondelez International, Inc. (Class A Stock)(a)	35,550	1,047,303
SunOpta, Inc. (Canada)*	5,978	46,748
Tyson Foods, Inc. (Class A Stock)(a)	42,179	1,054,475

		3,293,065

Healthcare Equipment & Supplies — 0.2%
Insulet Corp.*	3,641	108,720
Tearlab Corp.*	1,689	17,769

		126,489

Healthcare Providers & Services — 3.5%
Air Methods Corp.	5,315	198,994
Bio-Reference Labs, Inc.*	3,714	114,577
Centene Corp.*	2,775	137,362
Molina Healthcare, Inc.*	2,297	86,827
MWI Veterinary Supply, Inc.*	817	99,274
Team Health Holdings, Inc.*	2,287	89,353
UnitedHealth Group, Inc.(a)	15,826	991,182
Universal Health Services, Inc. (Class B Stock)	2,893	200,022

		1,917,591

	Shares	Value
Hotels, Restaurants & Leisure — 4.1%
Bloomin’ Brands, Inc.	1,676	38,984
Carnival Corp. (Panama)(a)	24,412	808,037
Cheesecake Factory, Inc. (The)	3,943	157,404
International Game Technology(a)	59,993	1,072,675
Vail Resorts, Inc.	2,178	139,501

		2,216,601

Insurance — 3.1%
MetLife, Inc.(a)	24,684	1,091,280
Protective Life Corp.	4,441	171,778
StanCorp Financial Group, Inc.	1,271	57,742
Symetra Financial Corp.	9,390	131,084
White Mountains Insurance Group Ltd. (Bermuda)	365	215,777

		1,667,661

Internet & Catalog Retail — 3.5%
Amazon.com, Inc.(a)*	3,994	1,074,506
priceline.com, Inc.(a)*	967	777,400
Vitacost.com, Inc.*	6,134	50,176

		1,902,082

Internet Software & Services — 4.4%
Dealertrack Technologies, Inc.*	129	4,159
ExactTarget, Inc.*	4,231	97,355
Google, Inc. (Class A Stock)*	1,369	1,191,591
LinkedIn Corp. (Class A Stock)(a)*	6,533	1,094,474
Millennial Media, Inc.*	2,427	19,149

		2,406,728

IT Services — 2.9%
Gartner, Inc.*	1,749	99,011
Global Payments, Inc.	1,980	94,961
InterXion Holding NV (Netherlands)*	2,966	81,417
MasterCard, Inc. (Class A Stock)(a)	2,037	1,161,599
Vantiv, Inc. (Class A Stock)*	5,885	156,600

		1,593,588

Life Sciences Tools & Services — 0.3%
Bruker Corp.*	4,337	71,691
Fluidigm Corp.*	3,677	62,656

		134,347

Machinery — 1.0%
CIRCOR International, Inc.	1,344	68,678
Crane Co.	1,173	70,087
IDEX Corp.	2,204	121,330
Nordson Corp.	911	64,882
RBC Bearings, Inc.*	1,857	90,919
Terex Corp.*	966	34,650
Woodward, Inc.	1,786	69,922

		520,468

Marine — 0.1%
Kirby Corp.*	917	71,599

	Shares	Value
Media — 3.2%
Cinemark Holdings, Inc.	3,503	102,778
Imax Corp. (Canada)*	977	25,314
Liberty Global, Inc. (Series C Stock)*(a)	12,986	892,008
Walt Disney Co. (The)(a)	11,638	734,125

		1,754,225

Metals & Mining — 1.7%
Compass Minerals International, Inc.	693	60,471
Constellium NV (Netherlands)*	1,620	23,814
Kinross Gold Corp. (Canada)(a)	113,792	729,407
McEwen Mining, Inc.*	12,054	30,738
Reliance Steel & Aluminum Co.	964	63,402

		907,832

Oil, Gas & Consumable Fuels — 6.6%
Anadarko Petroleum Corp.(a)	12,171	1,064,597
Bonanza Creek Energy, Inc.*	2,174	80,764
Cobalt International Energy, Inc.*(a)	35,104	910,598
Marathon Oil Corp.(a)	29,670	1,020,351
PDC Energy, Inc.*	410	20,988
Rosetta Resources, Inc.*	4,758	222,960
SemGroup Corp. (Class A Stock)	1,736	90,828
Targa Resources Corp.	1,458	93,924
Whiting Petroleum Corp.*	1,350	62,195

		3,567,205

Personal Products — 0.7%
Avon Products, Inc.	16,344	385,228

Pharmaceuticals — 4.5%
Actavis, Inc.(a)*	7,439	917,154
Bristol-Myers Squibb Co.	12,980	597,210
Novo Nordisk A/S (Denmark), ADR(a)	5,340	860,274
Pacira Pharmaceuticals, Inc.*	2,444	71,609

		2,446,247

Professional Services — 0.4%
Corporate Executive Board Co. (The)	1,945	119,015
FTI Consulting, Inc.*	1,484	56,377
Korn/Ferry International*	2,985	52,237

		227,629

Real Estate Investment Trusts — 1.3%
Blackstone Mortgage Trust, Inc.	387	10,205
Capstead Mortgage Corp.	3,667	45,031
Chimera Investment Corp.	21,429	65,358
Colony Financial, Inc.	3,352	74,247
Hersha Hospitality Trust	15,083	86,275
MFA Financial, Inc.	18,746	164,590
Pebblebrook Hotel Trust	2,334	61,244
PS Business Parks, Inc.	650	49,601
Starwood Property Trust, Inc.	2,223	56,398
Summit Hotel Properties, Inc.	8,614	85,020

		697,969

Road & Rail — 0.3%
Genesee & Wyoming, Inc.*	67	5,966
Heartland Express, Inc.	5,449	78,193
Roadrunner Transportation Systems, Inc.*	2,554	70,746

		154,905

	Shares	Value
Semiconductors & Semiconductor Equipment — 1.0%
ATMI, Inc.*	3,743	89,345
Cavium, Inc.*	4,094	134,120
Hittite Microwave Corp.*	1,487	80,714
Power Integrations, Inc.	3,550	151,550
Semtech Corp.*	2,604	95,150

		550,879

Software — 3.6%
BroadSoft, Inc.*	2,480	68,746
CommVault Systems, Inc.*	1,287	90,090
Jive Software, Inc.*	3,488	58,947
Microsoft Corp.(a)	32,442	1,131,577
QLIK Technologies, Inc.*	3,442	105,876
Salesforce.com, Inc.*	9,813	415,384
SolarWinds, Inc.*	1,696	71,486
Tableau Software, Inc.*	36	1,840

		1,943,946

Specialty Retail — 4.7%
American Eagle Outfitters, Inc.	2,799	55,392
Asbury Automotive Group, Inc.*	2,071	85,325
Chico’s FAS, Inc.	5,680	102,581
DSW, Inc. (Class A Stock)	837	61,930
Express, Inc.*	4,499	98,078
Inditex SA (Spain), ADR(a)	34,387	851,422
Mattress Firm Holding Corp.*	4,142	148,946
Pier 1 Imports, Inc.	5,251	121,771
TJX Cos., Inc.(a)	20,617	1,043,427

		2,568,872

Textiles, Apparel & Luxury Goods — 3.2%
Deckers Outdoor Corp.*	960	51,533
Lululemon Athletica, Inc.(a)*	8,022	624,192
PVH Corp.	763	87,890
Ralph Lauren Corp.(a)	5,231	915,895
Vera Bradley, Inc.*	1,896	44,556

		1,724,066

Thrifts & Mortgage Finance — 0.1%
WSFS Financial Corp.	823	41,348

Water Utilities — 0.1%
Aqua America, Inc.	1,959	60,905

Wireless Telecommunication Services — 1.3%
NII Holdings, Inc.*(a)	64,809	499,678
NTELOS Holdings Corp.	3,140	51,402
SBA Communications Corp. (Class A Stock)*	1,705	128,335

		679,415

TOTAL LONG-TERM INVESTMENTS (cost $35,365,586)		46,473,437

SHORT-TERM INVESTMENT — 13.4%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,250,507)(b)	7,250,507	7,250,507

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 99.3% (cost $42,616,093)		53,723,944

SECURITIES SOLD SHORT — (85.6)%
COMMON STOCKS — (60.8)%
Aerospace & Defense — (1.6)%
General Dynamics Corp.	6,983	(538,389)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	14,069	(304,031)

		(842,420)

Air Freight & Logistics — (1.4)%
Expeditors International of Washington, Inc.	1,895	(73,962)
United Parcel Service, Inc. (Class B Stock)	7,243	(622,174)
UTi Worldwide, Inc. (British Virgin Islands)	5,098	(80,701)

		(776,837)

Auto Components — (0.8)%
Gentex Corp./MI	4,806	(109,913)
Johnson Controls, Inc.	8,757	(327,162)

		(437,075)

Beverages — (1.6)%
Coca-Cola Co. (The)	20,889	(835,351)
Molson Coors Brewing Co.	178	(8,795)
PepsiCo, Inc.	111	(8,966)

		(853,112)

Biotechnology — (0.4)%
Alkermes PLC (Ireland)*	3,000	(93,750)
Medivation, Inc.*	2,545	(123,585)

		(217,335)

Building Products — (0.2)%
Owens Corning*	3,011	(131,581)

Capital Markets — (1.6)%
Bank Of New York Mellon Corp. (The)	19,505	(586,320)
BGC Partners, Inc. (Class A Stock)	6,193	(34,124)
Invesco Ltd. (Bermuda)	6,560	(221,334)
WisdomTree Investments, Inc.*	797	(9,915)

		(851,693)

Chemicals — (2.8)%
Ashland, Inc.	1,416	(125,911)
Dow Chemical Co. (The)	16,816	(579,479)
Ei Du Pont De Nemours & Co.	10,952	(611,012)
Praxair, Inc.	1,796	(205,337)
RPM International, Inc.	287	(9,508)

		(1,531,247)

Commercial Banks — (0.1)%
CIT Group, Inc.*	253	(11,658)
First Horizon National Corp.	3,059	(35,118)

		(46,776)

Commercial Services & Supplies — (0.6)%
KAR Auction Services, Inc.	411	(9,638)
Rollins, Inc.	4,821	(121,778)
Tyco International Ltd. (Switzerland)	512	(17,311)
Waste Management, Inc.	3,820	(160,173)

		(308,900)

Communications Equipment — (0.3)%
Polycom, Inc.*	5,593	(63,369)
Riverbed Technology, Inc.*	6,309	(97,537)

		(160,906)

Computers & Peripherals — (0.9)%
Diebold, Inc.	779	(25,092)
Hewlett-Packard Co.	6,699	(163,589)
Netapp, Inc.*	7,792	(292,434)

		(481,115)

Construction & Engineering — (0.8)%
KBR, Inc.	12,522	(452,044)

Diversified Financial Services — (0.2)%
CME Group, Inc.	1,306	(88,717)
McGraw Hill Financial, Inc.	169	(9,219)
MSCI, Inc.*	273	(9,620)

		(107,556)

Diversified Telecommunication Services — (2.2)%
AT&T, Inc.	18,809	(658,127)
Verizon Communications, Inc.	11,256	(545,691)

		(1,203,818)

Electric Utilities — (2.5)%
Duke Energy Corp.	6,486	(434,108)
Exelon Corp.	14,581	(456,969)
Southern Co. (The)	10,389	(456,077)

		(1,347,154)

Electrical Equipment — (1.1)%
Emerson Electric Co.	10,276	(590,459)

Electronic Equipment & Instruments — (0.2)%
Trimble Navigation Ltd.*	4,187	(116,817)

Energy Equipment & Services — (0.1)%
Gulfmark Offshore, Inc.	222	(10,181)
Unit Corp.*	463	(20,914)

		(31,095)

Food & Staples Retailing — (0.2)%
Fresh Market, Inc. (The)*	1,065	(52,760)
Pricesmart, Inc.	544	(45,930)

		(98,690)

	Shares	Value
Food Products
Hillshire Brands Co.	255	(8,833)

Healthcare Equipment & Supplies — (0.9)%
Align Technology, Inc.*	2,726	(97,455)
Stryker Corp.	4,018	(266,755)
Thoratec Corp.*	3,078	(95,941)

		(460,151)

Healthcare Providers & Services
VCA Antech, Inc.*	381	(9,738)

Hotels, Restaurants & Leisure — (1.9)%
Las Vegas Sands Corp.	6,571	(380,461)
Marriott International, Inc.	214	(8,990)
McDonald’s Corp.	4,889	(472,131)
Royal Caribbean Cruises Ltd. (Liberia)	1,957	(68,515)
Ruby Tuesday, Inc.*	1,910	(17,667)
Wynn Resorts Ltd.	397	(53,948)

		(1,001,712)

Household Durables — (0.2)%
iRobot Corp.*	1,483	(50,111)
Tempur-pedic International, Inc.*	1,148	(48,537)

		(98,648)

Household Products — (1.1)%
Colgate-Palmolive Co.	10,112	(584,878)

Insurance — (2.6)%
Aon PLC	4,168	(265,377)
Greenlight Capital Re, Ltd. (Cayman Islands) (Class A)*	12,722	(307,745)
Hartford Financial Services Group, Inc.	10,059	(308,107)
Loews Corp.	10,966	(502,462)
Meadowbrook Insurance Group, Inc.	1,166	(9,351)

		(1,393,042)

Internet Software & Services — (0.8)%
Akamai Technologies, Inc.*	8,874	(409,269)
LivePerson, Inc.*	3,193	(29,503)

		(438,772)

IT Services — (1.1)%
Automatic Data Processing, Inc.	8,071	(554,639)
Fidelity National Information Services, Inc.	215	(9,653)
Forrester Research, Inc.	255	(9,239)

		(573,531)

Leisure Equipment & Products
Black Diamond, Inc.*	958	(8,593)

Machinery — (0.9)%
Caterpillar, Inc.	2,960	(253,968)
Chart Industries, Inc.*	2,551	(248,161)
Pentair Ltd., RegS, (Switzerland)	169	(9,843)

		(511,972)

Media — (0.5)%
Cablevision Systems Corp.	12,654	(191,328)
Dish Network Corp.	1,848	(71,222)

		(262,550)

	Shares	Value
Metals & Mining — (1.2)%
Alcoa, Inc.	38,449	(326,816)
Hecla Mining Co.	2,736	(10,479)
Nucor Corp.	7,125	(317,134)

		(654,429)

Multi-Utilities — (0.9)%
Dominion Resources, Inc.	8,918	(504,313)

Multiline Retail
Family Dollar Stores, Inc.	150	(9,172)

Oil, Gas & Consumable Fuels — (5.4)%
Apache Corp.	3,961	(325,317)
Contango Oil & Gas Co.	242	(8,465)
Devon Energy Corp.	9,276	(527,341)
Kinder Morgan, Inc.	13,061	(496,057)
Pioneer Natural Resources Co.	4,166	(577,741)
QEP Resources, Inc.	337	(9,557)
SM Energy Co.	3,457	(209,632)
Southwestern Energy Co.*	2,242	(84,501)
Spectra Energy Corp.	6,753	(206,439)
Vaalco Energy, Inc.*	1,458	(8,923)
Williams Cos., Inc. (The)	13,865	(487,771)

		(2,941,744)

Pharmaceuticals — (5.2)%
Akorn, Inc.*	618	(8,980)
Forest Laboratories, Inc.*	12,957	(515,041)
Hospira, Inc.*	12,730	(441,476)
Johnson & Johnson	7,497	(631,097)
Merck & Co., Inc.	17,871	(834,576)
Salix Pharmaceuticals Ltd.*	5,967	(362,018)
ViroPharma, Inc.*	709	(19,497)

		(2,812,685)

Professional Services — (0.1)%
Acacia Research Corp.	2,092	(52,300)
Nielsen Holdings NV (Netherlands)	257	(8,715)
Verisk Analytics, Inc.*	150	(8,823)

		(69,838)

Real Estate Investment Trusts — (6.5)%
AvalonBay Communities, Inc.	3,733	(495,220)
Boston Properties, Inc.	3,324	(354,272)
Digital Realty Trust, Inc.	6,417	(390,860)
Equity Residential	8,828	(499,223)
Host Hotels & Resorts, Inc.	1,175	(20,903)
Macerich Co. (The)	4,250	(275,868)
Public Storage	3,126	(474,527)
Simon Property Group, Inc.	3,362	(559,571)
SL Green Realty Corp.	103	(8,959)
Vornado Realty Trust	5,655	(452,117)

		(3,531,520)

Semiconductors & Semiconductor Equipment — (3.2)%
Applied Materials, Inc.	23,997	(364,754)
Atmel Corp.*	1,446	(11,380)

	Shares	Value
Intel Corp.	30,906	(750,398)
Lam Research Corp.*	5,942	(277,967)
Microchip Technology, Inc.	9,086	(331,457)
Texas Instruments, Inc.	250	(8,973)

		(1,744,929)

Software — (3.6)%
Advent Software, Inc.*	322	(10,684)
ANSYS, Inc.*	5,808	(432,696)
Autodesk, Inc.*	10,153	(383,073)
Citrix Systems, Inc.*	7,786	(501,029)
Concur Technologies, Inc.*	122	(9,849)
Fortinet, Inc.*	509	(9,803)
Informatica Corp.*	4,529	(164,675)
Nuance Communications, Inc.*	12,729	(241,851)
Oracle Corp.	274	(9,250)
Pegasystems, Inc.	361	(11,671)
PTC, Inc.*	393	(9,868)
Rovi Corp.*	5,933	(153,072)

		(1,937,521)

Specialty Retail — (1.1)%
Advance Auto Parts, Inc.	107	(8,723)
Best Buy Co., Inc.	701	(19,312)
Staples, Inc.	36,519	(547,785)
Tiffany & Co.	123	(9,567)

		(585,387)

Textiles, Apparel & Luxury Goods — (1.2)%
Coach, Inc.	1,970	(114,772)
Fossil, Inc.*	96	(10,195)
Under Armour, Inc.*	8,261	(512,182)

		(637,149)

Tobacco — (0.9)%
Philip Morris International, Inc.	5,361	(487,369)

Trading Companies & Distributors — (1.9)%
Fastenal Co.	8,331	(434,712)
United Rentals, Inc.*	4,073	(231,509)
W.W. Grainger, Inc.	1,373	(353,465)

		(1,019,686)

TOTAL COMMON STOCKS (proceeds received $31,105,550)		(32,874,792)

EXCHANGE TRADED FUNDS — (24.8)%
Consumer Discretionary Select Sector SPDR Fund	41,802	(2,345,928)
Consumer Staples Select Sector SPDR Fund	41,926	(1,678,717)
Energy Select Sector SPDR Fund	15,058	(1,212,621)
Financial Select Sector SPDR Fund	105,005	(2,083,299)
Health Care Select Sector SPDR Fund	48,488	(2,334,212)
SPDR S&P 500 ETF Trust	8,790	(1,434,880)
Technology Select Sector SPDR Fund	74,376	(2,354,744)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $11,907,532)	(13,444,401)

TOTAL SECURITIES SOLD SHORT (proceeds received $43,013,082)	(46,319,193)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 13.7% (proceeds received $396,989)(c)	7,404,751
OTHER ASSETS IN EXCESS OF LIABILITIES — 86.3%	46,709,626

NET ASSETS — 100.0%	$ 54,114,377

The following abbreviations are used in the Fund descriptions:

ADR —American Depositary Receipt

ETF —Exchange Traded Fund

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolio
2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolio’s 2 — Prudential Core Short-Term Bond Fund.
(c)	The United States federal income tax basis of the Schedule of Investments was $45,720,001; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,003,943 (gross unrealized appreciation $8,738,467; gross unrealized depreciation $734,524). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$45,825,030	$648,407	$—
Affiliated Money Market Mutual Fund	7,250,507	—	—
Securities Sold Short-Common Stocks	(32,874,792)	—	—
Securities Sold Short-Exchange Traded Funds	(13,444,401)	—	—

Total	$6,756,344	$648,407	$—

Prudential Jennison Select Growth Fund

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 5.3%
Precision Castparts Corp.	40,157	$ 8,590,385
TransDigm Group, Inc.	53,208	7,773,689

		16,364,074

Biotechnology — 11.3%
Alexion Pharmaceuticals, Inc.*	57,082	5,567,778
Biogen Idec, Inc.*	43,845	10,412,749
BioMarin Pharmaceutical, Inc.*	49,688	3,115,438
Gilead Sciences, Inc.*(a)	199,405	10,863,585
Vertex Pharmaceuticals, Inc.*	62,101	4,987,331

		34,946,881

Capital Markets — 2.0%
Morgan Stanley	233,489	6,047,365

Chemicals — 3.2%
Monsanto Co.	97,138	9,775,968

Computers & Peripherals — 3.0%
Apple, Inc.	20,827	9,365,485

Energy Equipment & Services — 1.5%
FMC Technologies, Inc.*	84,633	4,710,673

Food & Staples Retailing — 4.8%
Costco Wholesale Corp.	65,588	7,193,036
Whole Foods Market, Inc.	151,148	7,838,535

		15,031,571

Healthcare Equipment & Supplies — 1.2%
Abbott Laboratories	102,904	3,773,490

Hotels, Restaurants & Leisure — 3.5%
Dunkin’ Brands Group, Inc.	138,585	5,487,966
Starbucks Corp.	85,685	5,404,153

		10,892,119

Internet & Catalog Retail — 6.7%
Amazon.com, Inc.*	44,076	11,857,766
priceline.com, Inc.*	11,152	8,965,428

		20,823,194

Internet Software & Services — 10.3%
Facebook, Inc. (Class A Stock)*	220,518	5,369,613
Google, Inc. (Class A Stock)*	18,579	16,171,348
LinkedIn Corp. (Class A Stock)*	48,426	8,112,808
Rackspace Hosting, Inc.*(a)	64,321	2,413,967

		32,067,736

IT Services — 7.7%
International Business Machines Corp.	32,781	6,819,104
MasterCard, Inc. (Class A Stock)	30,112	17,171,368

		23,990,472

	Shares	Value
Media — 2.8%
Walt Disney Co. (The)(a)	139,249	8,783,827

Personal Products — 2.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	119,997	8,133,397

Pharmaceuticals — 3.8%
Allergan, Inc.	44,896	4,466,703
Novo Nordisk A/S (Denmark), ADR	45,776	7,374,514

		11,841,217

Road & Rail — 2.4%
Canadian Pacific Railway Ltd. (Canada)	56,288	7,429,453

Semiconductors & Semiconductor Equipment — 1.6%
Avago Technologies Ltd. (Singapore)	126,806	4,781,854

Software — 6.3%
Red Hat, Inc.*	87,507	4,220,463
Salesforce.com, Inc.*(a)	122,080	5,167,646
Splunk, Inc.*	53,541	2,503,577
VMware, Inc. (Class A Stock)*(a)	65,033	4,625,147
Workday, Inc. (Class A Stock)*	48,975	3,145,664

		19,662,497

Specialty Retail — 5.2%
Inditex SA (Spain), ADR	267,414	6,621,171
TJX Cos., Inc.	189,819	9,606,739

		16,227,910

Textiles, Apparel & Luxury Goods — 11.4%
Lululemon Athletica, Inc.*(a)	58,204	4,528,853
Michael Kors Holdings Ltd. (British Virgin Islands)*	135,985	8,542,578
NIKE, Inc. (Class B Stock)	150,296	9,267,251
Prada SpA (Italy)	690,069	6,613,872
Ralph Lauren Corp.	37,201	6,513,523

		35,466,077

Wireless Telecommunication Services — 2.0%
SBA Communications Corp. (Class A Stock)*(a)	84,130	6,332,465

TOTAL LONG-TERM INVESTMENTS (cost $212,114,646)		306,447,725

SHORT-TERM INVESTMENT — 10.9%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $34,051,989; includes $30,100,642 of cash collateral received for securities on loan)(b)(c)	34,051,989	34,051,989

TOTAL INVESTMENTS — 109.5% (cost $246,166,635)(d)		340,499,714
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(29,656,343)

NET ASSETS — 100.0%		$ 310,843,371

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,115,946; cash collateral of $30,100,642 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund .
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments was $249,319,880; accordingly, net unrealized appreciation on investments for federal income tax purposes was $91,179,834 (gross unrealized appreciation $93,534,511; gross unrealized depreciation $2,354,677). The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$299,833,853	$6,613,872	$—
Affiliated Money Market Mutual Fund	34,051,989	—	—

Total	$333,885,842	$6,613,872	$—

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of May 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 76.9%
AFFILIATED MUTUAL FUNDS — 49.1%
Prudential International Real Estate Fund (Class Z)	841,072	$8,763,971
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	93,694	4,407,366
Prudential Jennison Utility Fund (Class Z)	1,279,143	16,948,641
Prudential US Real Estate Fund (Class Z)	838,771	10,836,915

TOTAL AFFILIATED MUTUAL FUNDS (cost $36,039,066)(w)		40,956,893

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 27.8%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23	6,850	7,242,500
0.50%	04/15/15	565	624,078
0.625%	07/15/21-02/15/43	1,100	1,194,826
0.75%	02/15/42	570	556,401
1.125%	01/15/21	910	1,083,748
1.25%	07/15/20	565	683,277
1.375%	07/15/18-01/15/20	845	1,027,413
1.625%	01/15/15-01/15/18	905	1,140,244
1.75%	01/15/28	315	416,981
1.875%	07/15/15-07/15/19	405	516,749
2.00%	07/15/14-01/15/26	1,515	2,004,151
2.125%	01/15/19-02/15/41	1,205	1,592,730
2.375%	01/15/17-01/15/27	1,250	1,826,108
2.50%	07/15/16-01/15/29	870	1,174,687
2.625%	07/15/17	325	422,438
3.375%	04/15/32	125	245,073
3.625%	04/15/28	305	643,728
3.875%	04/15/29	360	776,932

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,510,734)			23,172,064

TOTAL LONG-TERM INVESTMENTS (cost $58,549,800)			64,128,957

SHORT-TERM INVESTMENTS — 10.9%
U.S. TREASURY OBLIGATIONS(n)(p) — 10.2%
U.S. Treasury Bills

Interest Rate	Maturity Date		Principal Amount (000)#	Value
0.029%	06/20/13-07/18/13	(k)	900	$899,984
0.03%	07/18/13		7,000	6,999,866
0.07%	06/20/13	(k)	600	599,991

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,499,686)				8,499,841

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $629,256)(w)			629,256	629,256

TOTAL SHORT-TERM INVESTMENTS (cost $9,128,942)				9,129,097

TOTAL INVESTMENTS — 87.8% (cost $67,678,742)(x)				73,258,054
OTHER ASSETS IN EXCESS OF LIABILITIES(y) — 12.2%				10,226,034

NET ASSETS — 100.0%				$83,484,088

The following abbreviation is used in the Portfolio descriptions:

TIPS	Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	Represents security held in the Cayman Subsidiary.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of the Fund’s investments was $69,511,775; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,746,279 (gross unrealized appreciation $4,729,845; gross unrealized depreciation $983,566). The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and the tax treatment of the investment in the Subsidiary as of the most recent fiscal year end.
(y)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity futures contracts open at May 31, 2013(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2013	Unrealized Appreciation (Depreciation)(2)(3)
	Long Positions:
5	Brent Crude	Sep. 2013	$516,570	$499,550	$(17,020)
1	Brent Crude	Dec. 2013	103,110	99,020	(4,090)
8	Coffee ‘C’	Jul. 2013	417,694	381,150	(36,544)
5	Copper	Jul. 2013	425,550	411,562	(13,988)
4	Copper	Dec. 2013	364,863	332,450	(32,413)
12	Corn	Jul. 2013	394,590	397,200	2,610
14	Corn	Dec. 2013	375,050	397,075	22,025
3	Cotton No. 2	Jul. 2013	129,965	119,040	(10,925)
3	Cotton No. 2	Dec. 2013	129,820	123,090	(6,730)
3	Gasoline RBOB	Jul. 2013	360,595	347,117	(13,478)
1	Gasoline RBOB	Dec. 2013	109,792	106,167	(3,625)
60	Gold 100 OZ	Aug. 2013	8,355,570	8,358,000	2,430
2	Hard Red Winter Wheat	Jul. 2013	74,787	75,100	313
2	Hard Red Winter Wheat	Sep. 2013	75,937	76,000	63
4	Heating Oil	Jul. 2013	485,423	467,275	(18,148)
3	Lean Hogs	Jul. 2013	109,350	112,620	3,270
4	Lean Hogs	Oct. 2013	134,960	134,080	(880)
4	Live Cattle	Aug. 2013	193,280	192,720	(560)
3	Live Cattle	Apr. 2014	154,800	154,770	(30)
1	LME Nickel	Jun. 2013	97,200	88,596	(8,604)
1	LME Nickel	Jul. 2013	97,278	88,746	(8,532)
1	LME Nickel	Sep. 2013	107,658	89,046	(18,612)
1	LME Nickel	Dec. 2013	104,910	89,454	(15,456)
6	LME PRI Aluminum	Jun. 2013	316,300	282,863	(33,437)
6	LME PRI Aluminum	Jul. 2013	284,412	283,013	(1,399)
2	LME PRI Aluminum	Sep. 2013	109,088	95,776	(13,312)
7	LME PRI Aluminum	Dec. 2013	354,373	340,288	(14,085)
2	LME Zinc	Jun. 2013	96,025	95,050	(975)
3	LME Zinc	Jul. 2013	143,103	143,513	410
1	LME Zinc	Sep. 2013	51,819	48,331	(3,488)
4	LME Zinc	Dec. 2013	194,748	195,676	928
19	Natural Gas	Jul. 2013	788,980	756,960	(32,020)
4	Natural Gas	Dec. 2013	172,750	169,520	(3,230)
7	Natural Gas	Mar. 2014	312,500	296,590	(15,910)
5	No. 2 Soft Red Winter Wheat	Jul. 2013	177,225	176,375	(850)
5	No. 2 Soft Red Winter Wheat	Dec. 2013	190,563	182,500	(8,063)
4	Silver	Jul. 2013	502,360	444,860	(57,500)
5	Soybean	Jul. 2013	346,831	377,500	30,669
5	Soybean	Nov. 2013	306,775	326,063	19,288
7	Soybean Meal	Jul. 2013	277,610	313,040	35,430
1	Soybean Meal	Dec. 2013	33,940	38,490	4,550
8	Soybean Oil	Jul. 2013	241,236	232,224	(9,012)
3	Soybean Oil	Dec. 2013	88,740	86,058	(2,682)
21	Sugar #11 (World)	Jul. 2013	431,323	389,256	(42,067)
6	WTI Crude	Jul. 2013	567,510	551,820	(15,690)
3	WTI Crude	Jan. 2014	274,890	272,490	(2,400)
1	WTI Crude	Mar. 2014	92,430	90,040	(2,390)

					(346,159)

	Short Positions:
1	LME Nickel	Jun. 2013	107,250	88,596	18,654
1	LME Nickel	Sep. 2013	104,610	89,046	15,564
6	LME PRI Aluminum	Jun. 2013	310,976	282,864	28,112
2	LME PRI Aluminum	Sep. 2013	104,500	95,775	8,725
2	LME PRI Aluminum	Dec. 2013	99,509	97,225	2,284
2	LME Zinc	Jun. 2013	100,900	95,050	5,850
1	LME Zinc	Sep. 2013	51,300	48,331	2,969
1	LME Zinc	Dec. 2013	47,583	48,919	(1,336)

					80,822

					$(265,337)

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury Obligations with a market value of $1,499,975 have been segregated to cover requirements for open futures contracts as of May 31, 2013. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of May 31, 2013.
(3)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of May 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$41,586,149	$—	$—
U.S. Treasury Obligations	—	31,671,905	—
Other Financial Instruments*
Futures	(265,337)	—	—

Total	$41,320,812	$31,671,905	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Prudential Strategic Value Fund

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 98.6%
Aerospace & Defense — 3.1%
Alliant Techsystems, Inc.	2,500	$ 196,300
Exelis, Inc.	7,500	91,125
General Dynamics Corp.	4,800	370,080
L-3 Communications Holdings, Inc.	4,200	357,378
Northrop Grumman Corp.	6,300	519,057
Raytheon Co.	5,500	366,520

		1,900,460

Air Freight & Logistics — 0.8%
FedEx Corp.	4,900	472,066

Airlines — 0.7%
Delta Air Lines, Inc.*	22,000	396,220

Auto Components — 1.3%
Delphi Automotive PLC*	6,100	297,741
Lear Corp.	2,400	143,952
TRW Automotive Holdings Corp.*	5,400	342,090
Visteon Corp.*	300	19,041

		802,824

Automobiles — 1.9%
Ford Motor Co.	32,900	515,872
General Motors Co.*	17,800	603,242

		1,119,114

Biotechnology — 0.7%
United Therapeutics Corp.*	6,500	432,055

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	5,600	907,648
State Street Corp.	6,000	397,080

		1,304,728

Chemicals — 1.6%
CF Industries Holdings, Inc.	2,000	381,920
LyondellBasell Industries NV (Class A Stock)	8,700	579,855

		961,775

Commercial Banks — 8.4%
BankUnited, Inc.	4,600	113,068
BB&T Corp.	8,100	266,652
BOK Financial Corp.	2,400	156,240
Comerica, Inc.	1,100	43,439
Commerce Bancshares, Inc.	315	13,709
East West Bancorp, Inc.	12,700	334,518
Fifth Third Bancorp	20,900	380,380
First Citizens BancShares, Inc. (Class A Stock)	200	39,454
First Republic Bank	5,600	208,096
Huntington Bancshares, Inc.	25,200	195,300
KeyCorp	7,500	80,850
PNC Financial Services Group, Inc.	6,500	465,660
Regions Financial Corp.	14,500	132,385
SunTrust Banks, Inc.	4,500	144,405
U.S. Bancorp	22,300	781,838
Wells Fargo & Co.	42,956	1,741,866

		5,097,860

Communications Equipment — 2.7%
Brocade Communications Systems, Inc.*	25,800	140,094
Cisco Systems, Inc.	54,100	1,302,728
Harris Corp.	3,200	160,416

		1,603,238

Computers & Peripherals — 2.1%
Dell, Inc.	8,500	113,475
Hewlett-Packard Co.	28,500	695,970
Western Digital Corp.	6,900	436,908

		1,246,353

Construction & Engineering — 0.5%
Aecom Technology Corp.*	7,100	218,609
URS Corp.	2,200	106,568

		325,177

Consumer Finance — 1.8%
Capital One Financial Corp.	7,900	481,347
Discover Financial Services	3,200	151,712
SLM Corp.	19,100	453,434

		1,086,493

Containers & Packaging — 0.6%
Owens-Illinois, Inc.*	12,000	329,400

Diversified Consumer Services — 0.3%
Apollo Group, Inc. (Class A Stock)*	3,600	71,964
DeVry, Inc.	3,100	96,813

		168,777

Diversified Financial Services — 6.0%
Bank of America Corp.	29,519	403,229
Citigroup, Inc.	27,700	1,440,123
JPMorgan Chase & Co.	32,300	1,763,257

		3,606,609

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	29,420	1,029,406
CenturyLink, Inc.	8,000	273,200

		1,302,606

Electric Utilities — 3.2%
American Electric Power Co., Inc.	10,700	490,274
Edison International	10,100	463,994
Entergy Corp.	600	41,328
Exelon Corp.	6,100	191,174
NV Energy, Inc.	11,700	274,248
Pinnacle West Capital Corp.	6,200	350,176
Xcel Energy, Inc.	5,000	143,600

		1,954,794

Electronic Equipment, Instruments & Components —1.0%
Avnet, Inc.*	8,300	283,528
Corning, Inc.	18,200	279,734
Jabil Circuit, Inc.	900	18,054

		581,316

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	2,000	137,620
Helmerich & Payne, Inc.	4,800	296,352
Nabors Industries Ltd.	15,400	246,554
Patterson-UTI Energy, Inc.	2,200	46,222
Superior Energy Services, Inc.*	11,700	312,156

		1,038,904

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	9,500	547,010
Kroger Co. (The)	11,900	400,673
Safeway, Inc.	2,900	66,729

		1,014,412

Food Products — 0.8%
Ingredion, Inc.	3,700	252,044
Tyson Foods, Inc. (Class A Stock)	9,300	232,500

		484,544

Gas Utilities — 0.1%
Atmos Energy Corp.	500	21,110
UGI Corp.	1,400	53,466

		74,576

Healthcare Equipment & Supplies — 0.9%
Abbott Laboratories	10,800	396,036
St. Jude Medical, Inc.	4,000	172,920

		568,956

Healthcare Providers & Services — 5.2%
Aetna, Inc.	7,000	422,660
CIGNA Corp.	4,800	325,920
Community Health Systems, Inc.	1,100	52,987
HCA Holdings, Inc.	9,600	374,976
Humana, Inc.	4,200	339,276
LifePoint Hospitals, Inc.*	6,100	303,353
UnitedHealth Group, Inc.	9,600	601,248
Universal Health Services, Inc. (Class B Stock)	2,900	200,506
WellPoint, Inc.	6,900	531,093

		3,152,019

Household Products — 1.5%
Procter & Gamble Co. (The)	12,000	921,120

Independent Power Producers & Energy Traders — 0.7%
AES Corp.	36,800	448,960

Industrial Conglomerates — 2.3%
General Electric Co.	59,300	1,382,876

Insurance — 8.6%
Ace Ltd.	2,700	242,136
Aflac, Inc.	5,900	328,571
Allied World Assurance Co. Holdings AG	2,200	196,702
Allstate Corp. (The)	11,500	554,760
American Financial Group, Inc.	8,800	427,328
American International Group, Inc.*	5,600	248,976
Axis Capital Holdings Ltd. (Bermuda)	7,500	326,700

Berkshire Hathaway, Inc. (Class B Stock)*	7,800	889,746
Everest Re Group Ltd.	1,700	220,337
HCC Insurance Holdings, Inc.	2,900	124,265
Lincoln National Corp.	987	35,196
PartnerRe Ltd.	3,400	308,210
Principal Financial Group, Inc.	5,800	219,530
ProAssurance Corp.	5,600	281,120
Reinsurance Group of America, Inc.	3,300	217,437
RenaissanceRe Holdings Ltd.	700	60,172
Travelers Cos., Inc. (The)	6,000	502,320

		5,183,506

Internet Software & Services — 0.2%
AOL, Inc.	4,000	138,640

IT Services — 0.8%
Booz Allen Hamilton Holding Corp.	2,200	38,368
Computer Sciences Corp.	3,700	165,057
CoreLogic, Inc.*	4,200	110,040
Lender Processing Services, Inc.	5,400	178,686

		492,151

Machinery — 0.4%
AGCO Corp.	1,800	99,846
Timken Co.	500	28,380
Trinity Industries, Inc.	3,100	126,883

		255,109

Media — 1.2%
Comcast Corp. (Class A Stock)	6,050	242,907
DIRECTV*	2,700	165,051
Gannett Co., Inc.	8,300	178,450
Time Warner Cable, Inc.	1,400	133,714

		720,122

Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	8,400	260,820

Multi-Utilities — 2.1%
Ameren Corp.	13,300	452,732
CenterPoint Energy, Inc.	3,700	85,766
DTE Energy Co.	4,100	273,101
PG&E Corp.	2,400	107,784
Public Service Enterprise Group, Inc.	11,100	366,744

		1,286,127

Multiline Retail — 1.4%
Dillard’s, Inc. (Class A Stock)	3,300	304,491
Macy’s, Inc.	10,900	526,906

		831,397

Office Electronics — 0.3%
Xerox Corp.	21,100	185,469

Oil, Gas & Consumable Fuels — 17.0%
Anadarko Petroleum Corp.	900	78,723
Apache Corp.	5,400	443,502
Chevron Corp.	16,200	1,988,550
Cimarex Energy Co.	300	21,042
ConocoPhillips	13,496	827,845
Energen Corp.	400	21,676
Exxon Mobil Corp.	34,500	3,121,215

Hess Corp.	6,600	444,906
HollyFrontier Corp.	5,100	252,450
Marathon Oil Corp.	13,200	453,948
Marathon Petroleum Corp.	5,100	420,750
Murphy Oil Corp.	3,000	189,960
Occidental Petroleum Corp.	6,800	626,076
Phillips 66	9,400	625,758
Tesoro Corp.	3,000	184,950
Valero Energy Corp.	10,000	406,300
Whiting Petroleum Corp.*	3,800	175,066

		10,282,717

Paper & Forest Products — 0.2%
Domtar Corp.	1,900	137,693

Pharmaceuticals — 4.1%
Eli Lilly & Co.	1,100	58,476
Johnson & Johnson	9,400	791,292
Merck & Co., Inc.	11,800	551,060
Pfizer, Inc.	39,256	1,068,941

		2,469,769

Real Estate Investment Trusts — 1.3%
American Capital Agency Corp.	15,000	387,000
Annaly Capital Management, Inc.	12,400	168,392
Hatteras Financial Corp.	4,700	121,354
MFA Financial, Inc.	12,400	108,872

		785,618

Road & Rail — 1.5%
CSX Corp.	6,500	163,865
Norfolk Southern Corp.	7,100	543,789
Ryder System, Inc.	3,300	208,032

		915,686

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	22,600	548,728
Marvell Technology Group Ltd.	42,800	463,952

		1,012,680

Software — 0.9%
CA, Inc.	9,800	267,638
Microsoft Corp.	5,400	188,352
Symantec Corp.	3,500	78,365

		534,355

Specialty Retail — 0.2%
Abercrombie & Fitch Co. (Class A Stock)	2,500	125,200

Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp, Inc.	700	9,156
Washington Federal, Inc.	10,700	187,143

		196,299

TOTAL COMMON STOCKS (cost $49,290,315)		59,591,590

EXCHANGE TRADED FUND — 0.7%
iShares Russell 1000 Value Index Fund (cost $374,245)	5,100	431,409

TOTAL LONG-TERM INVESTMENTS (cost $49,664,560)		60,022,999

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $428,575)	428,575	428,575

TOTAL INVESTMENTS — 100.0% (cost $50,093,135)(a)		60,451,574
OTHER ASSETS IN EXCESS OF LIABILITIES		28,102

NET ASSETS — 100.0%		$ 60,479,676

*	Non-income producing security.
(a)	The United States federal income tax basis of the Schedule of Investments was $50,098,873; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,352,701 (gross unrealized appreciation $12,122,458; gross unrealized depreciation $1,769,757). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$59,591,590	$—	$—
Exchange Traded Fund	431,409	—	—
Affiliated Money Market Mutual Fund	428,575	—	—

Total	$60,451,574	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivatives instruments, such as option contracts, foreign currency contracts and swap agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PI.

Short Sales: The Prudential Jennison Market Neutral Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2013

*	Print the name and title of each signing officer under his or her signature.